RIGHT-OF-USE ASSETS (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Ending balance	$ 730
Carrying values	730
Gross carrying amount [member] | Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,919
Disposals	(2,919)
Ending balance
Carrying values
Accumulated depreciation [Member] | Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,216
Disposals	(2,919)
Ending balance	2,189
Depreciation	973
Depreciation	730
Carrying values	2,189
Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Ending balance	730
Carrying values	$ 730